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                                 ALLIANCEBERNSTEIN
                                    Investments


                                                  ALLIANCEBERNSTEIN VALUE FUNDS
                                                  -AllianceBernstein Value Fund
                                    -AllianceBernstein Small/Mid Cap Value Fund
                                      -AllianceBernstein Growth and Income Fund
                           -AllianceBernstein Focused Growth & Income Portfolio
                                             -AllianceBernstein Balanced Shares
                                         -AllianceBernstein Utility Income Fund
                          -AllianceBernstein Global Real Estate Investment Fund
                                    -AllianceBernstein International Value Fund
                                           -AllianceBernstein Global Value Fund

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Supplement dated October 12, 2007 to the Prospectus dated March 1, 2007 of the
AllianceBernstein(R) Value Funds that offers Class A, Class B, Class C, and Advisor Class shares of the above-referenced Funds.

The following information replaces Appendix A in the Prospectus.

APPENDIX A
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Hypothetical Investment and Expense Information

The settlement agreement between the Adviser and the NYAG requires the Funds to include the following supplemental hypothetical investment information, which provides additional information calculated and presented in a manner different from expense information found under "Fees and Expenses of the Funds" in this Prospectus about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of each Fund assuming a 5% return each year, including an initial sales charge of 4.25%. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. Expenses are net of any fee waiver or expense waiver for the first year. Thereafter, the expense ratio reflects each Fund's operating expenses as reflected under "Fees and Expenses of the Funds" before waiver in the fee table. The current annual expense ratio for each Fund is the same as stated under "Financial Highlights." If you wish to obtain hypothetical investment information for other classes of shares of each Fund, please refer to the "Mutual Fund Fees and Expenses Calculators" on www.AllianceBernstein.com. Your actual expenses may be higher or lower.

                         AllianceBernstein Value Fund
                         ----------------------------
                                                     Hypothetical
                                                       Expenses
                         Hypothetical                  (Annual     Hypothetical
            Hypothetical Performance   Investment      Expense        Ending
    Year     Investment    Earnings   After Returns Ratio = 1.04%)  Investment
    ----    ------------ ------------ ------------- -------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  529.56     $ 9,949.19
     2       $ 9,949.19   $  497.46    $10,446.65     $  108.65     $10,338.01
     3       $10,338.01   $  516.90    $10,854.91     $  112.89     $10,742.01
     4       $10,742.01   $  537.10    $11,279.12     $  117.30     $11,161.81
     5       $11,161.81   $  558.09    $11,719.90     $  121.89     $11,598.02
     6       $11,598.02   $  579.90    $12,177.92     $  126.65     $12,051.27
     7       $12,051.27   $  602.56    $12,653.83     $  131.60     $12,522.23
     8       $12,522.23   $  626.11    $13,148.34     $  136.74     $13,011.60
     9       $13,011.60   $  650.58    $13,662.18     $  142.09     $13,520.09
     10      $13,520.09   $  676.00    $14,196.10     $  147.64     $14,048.46
 ------------------------------------------------------------------------------
 Cumulative               $5,723.46                   $1,675.00

                 AllianceBernstein Small/Mid Cap Value Fund
                 ------------------------------------------
                                                    Hypothetical
                                                      Expenses
                         Hypothetical                  (Annual    Hypothetical
            Hypothetical Performance   Investment      Expense       Ending
    Year     Investment    Earnings   After Returns Ratio = 1.31)  Investment
    ----    ------------ ------------ ------------- ------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  540.62*   $ 9,938.13
     2       $ 9,938.13   $  496.91    $10,435.04     $  136.70    $10,298.34
     3       $10,298.34   $  514.92    $10,813.26     $  141.65    $10,671.60
     4       $10,671.60   $  533.58    $11,205.18     $  146.79    $11,058.40
     5       $11,058.40   $  552.92    $11,611.31     $  152.11    $11,459.21
     6       $11,459.21   $  572.96    $12,032.17     $  157.62    $11,874.55
     7       $11,874.55   $  593.73    $12,468.27     $  163.33    $12,304.94
     8       $12,304.94   $  615.25    $12,920.19     $  169.25    $12,750.93
     9       $12,750.93   $  637.55    $13,388.48     $  175.39    $13,213.09
     10      $13,213.09   $  660.65    $13,873.74     $  181.75    $13,692.00
 -----------------------------------------------------------------------------
 Cumulative               $5,657.21                   $1,965.21

-----------------
*  Annual expense ratio = 1.15%.

                   AllianceBernstein Growth and Income Fund
                   ----------------------------------------
                                                     Hypothetical
                                                       Expenses
                         Hypothetical                  (Annual     Hypothetical
            Hypothetical Performance   Investment      Expense        Ending
    Year     Investment    Earnings   After Returns Ratio = 1.00%)  Investment
    ----    ------------ ------------ ------------- -------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  525.54     $ 9,953.21
     2       $ 9,953.21   $  497.66    $10,450.87     $  104.51     $10,346.36
     3       $10,346.36   $  517.32    $10,863.68     $  108.64     $10,755.05
     4       $10,755.05   $  537.75    $11,292.80     $  112.93     $11,179.87
     5       $11,179.87   $  558.99    $11,738.86     $  117.39     $11,621.47
     6       $11,621.47   $  581.07    $12,202.55     $  122.03     $12,080.52
     7       $12,080.52   $  604.03    $12,684.55     $  126.85     $12,557.70
     8       $12,557.70   $  627.89    $13,185.59     $  131.86     $13,053.73
     9       $13,053.73   $  652.69    $13,706.42     $  137.06     $13,569.36
     10      $13,569.36   $  678.47    $14,247.82     $  142.48     $14,105.35
 ------------------------------------------------------------------------------
 Cumulative               $5,734.61                   $1,629.27

                AllianceBernstein Focused Growth & Income Fund
                ----------------------------------------------
                                                     Hypothetical
                                                       Expenses
                         Hypothetical                  (Annual     Hypothetical
            Hypothetical Performance   Investment      Expense        Ending
    Year     Investment    Earnings   After Returns Ratio = 1.21%)  Investment
    ----    ------------ ------------ ------------- -------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  546.65     $ 9,932.10
     2       $ 9,932.10   $  496.60    $10,428.70     $  126.19     $10,302.52
     3       $10,302.52   $  515.13    $10,817.64     $  130.89     $10,686.75
     4       $10,686.75   $  534.34    $11,221.09     $  135.78     $11,085.31
     5       $11,085.31   $  554.27    $11,639.58     $  140.84     $11,498.74
     6       $11,498.74   $  574.94    $12,073.68     $  146.09     $11,927.58
     7       $11,927.58   $  596.38    $12,523.96     $  151.54     $12,372.42
     8       $12,372.42   $  618.62    $12,991.04     $  157.19     $12,833.85
     9       $12,833.85   $  641.69    $13,475.55     $  163.05     $13,312.49
     10      $13,312.49   $  665.62    $13,978.12     $  169.14     $13,808.98
 ------------------------------------------------------------------------------
 Cumulative               $5,676.34                   $1,867.36

                      AllianceBernstein Balanced Shares
                      ---------------------------------
                                                    Hypothetical
                                                      Expenses
                         Hypothetical                  (Annual    Hypothetical
            Hypothetical Performance   Investment      Expense       Ending
    Year     Investment    Earnings   After Returns Ratio = .88%)  Investment
    ----    ------------ ------------ ------------- ------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  513.47    $ 9,965.28
     2       $ 9,965.28   $  498.26    $10,463.54     $   92.08    $10,371.46
     3       $10,371.46   $  518.57    $10,890.03     $   95.83    $10,794.20
     4       $10,794.20   $  539.71    $11,333.91     $   99.74    $11,234.17
     5       $11,234.17   $  561.71    $11,795.88     $  103.80    $11,692.08
     6       $11,692.08   $  584.60    $12,276.68     $  108.03    $12,168.65
     7       $12,168.65   $  608.43    $12,777.08     $  112.44    $12,664.64
     8       $12,664.64   $  633.23    $13,297.87     $  117.02    $13,180.85
     9       $13,180.85   $  659.04    $13,839.90     $  121.79    $13,718.10
     10      $13,718.10   $  685.91    $14,404.01     $  126.76    $14,277.25
 -----------------------------------------------------------------------------
 Cumulative               $5,768.22                   $1,490.97

                    AllianceBernstein Utility Income Fund
                    -------------------------------------
                                                     Hypothetical
                                                       Expenses
                         Hypothetical                  (Annual     Hypothetical
            Hypothetical Performance   Investment      Expense        Ending
    Year     Investment    Earnings   After Returns Ratio = 1.32%)  Investment
    ----    ------------ ------------ ------------- -------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  557.71     $ 9,921.04
     2       $ 9,921.04   $  496.05    $10,417.09     $  137.51     $10,279.59
     3       $10,279.59   $  513.98    $10,793.57     $  142.48     $10,651.09
     4       $10,651.09   $  532.55    $11,183.65     $  147.62     $11,036.02
     5       $11,036.02   $  551.80    $11,587.82     $  152.96     $11,434.86
     6       $11,434.86   $  571.74    $12,006.61     $  158.49     $11,848.12
     7       $11,848.12   $  592.41    $12,440.53     $  164.21     $12,276.31
     8       $12,276.31   $  613.82    $12,890.13     $  170.15     $12,719.98
     9       $12,719.98   $  636.00    $13,355.98     $  176.30     $13,179.68
     10      $13,179.68   $  658.98    $13,838.66     $  182.67     $13,655.99
 ------------------------------------------------------------------------------
 Cumulative               $5,646.08                   $1,990.09

             AllianceBernstein Global Real Estate Investment Fund
             ----------------------------------------------------
                                                     Hypothetical
                                                       Expenses
                         Hypothetical                  (Annual     Hypothetical
            Hypothetical Performance   Investment      Expense        Ending
    Year     Investment    Earnings   After Returns Ratio = 1.20%)  Investment
    ----    ------------ ------------ ------------- -------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  545.65     $ 9,933.11
     2       $ 9,933.11   $  496.66    $10,429.76     $  125.16     $10,304.60
     3       $10,304.60   $  515.23    $10,819.83     $  129.84     $10,690.00
     4       $10,690.00   $  534.50    $11,224.50     $  134.69     $11,089.80
     5       $11,089.80   $  554.49    $11,644.29     $  139.73     $11,504.56
     6       $11,504.56   $  575.23    $12,079.79     $  144.96     $11,934.83
     7       $11,934.83   $  596.74    $12,531.57     $  150.38     $12,381.19
     8       $12,381.19   $  619.06    $13,000.25     $  156.00     $12,844.25
     9       $12,844.25   $  642.21    $13,486.46     $  161.84     $13,324.62
     10      $13,324.62   $  666.23    $13,990.86     $  167.89     $13,822.97
 ------------------------------------------------------------------------------
 Cumulative               $5,679.10                   $1,856.13

                  AllianceBernstein International Value Fund
                  ------------------------------------------
                                                     Hypothetical
                                                       Expenses
                         Hypothetical                  (Annual     Hypothetical
            Hypothetical Performance   Investment      Expense        Ending
    Year     Investment    Earnings   After Returns Ratio = 1.19%)  Investment
    ----    ------------ ------------ ------------- -------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  544.64     $ 9,934.11
     2       $ 9,934.11   $  496.71    $10,430.82     $  124.13     $10,306.69
     3       $10,306.69   $  515.33    $10,822.02     $  128.78     $10,693.24
     4       $10,693.24   $  534.66    $11,227.90     $  133.61     $11,094.29
     5       $11,094.29   $  554.71    $11,649.01     $  138.62     $11,510.38
     6       $11,510.38   $  575.52    $12,085.90     $  143.82     $11,942.08
     7       $11,942.08   $  597.10    $12,539.18     $  149.22     $12,389.97
     8       $12,389.97   $  619.50    $13,009.47     $  154.81     $12,854.65
     9       $12,854.65   $  642.73    $13,497.39     $  160.62     $13,336.77
     10      $13,336.77   $  666.84    $14,003.61     $  166.64     $13,836.96
 ------------------------------------------------------------------------------
 Cumulative               $5,681.86                   $1,844.90

                     AllianceBernstein Global Value Fund
                     -----------------------------------
                                                     Hypothetical
                                                       Expenses
                         Hypothetical                  (Annual     Hypothetical
            Hypothetical Performance   Investment      Expense        Ending
    Year     Investment    Earnings   After Returns Ratio = 1.33%)  Investment
    ----    ------------ ------------ ------------- -------------- ------------
     1       $10,000.00   $  478.75    $10,053.75     $  558.71     $ 9,920.04
     2       $ 9,920.04   $  496.00    $10,416.04     $  138.53     $10,277.50
     3       $10,277.50   $  513.88    $10,791.38     $  143.53     $10,647.85
     4       $10,647.85   $  532.39    $11,180.25     $  148.70     $11,031.55
     5       $11,031.55   $  551.58    $11,583.13     $  154.06     $11,429.07
     6       $11,429.07   $  571.45    $12,000.52     $  159.61     $11,840.92
     7       $11,840.92   $  592.05    $12,432.96     $  165.36     $12,267.60
     8       $12,267.60   $  613.38    $12,880.98     $  171.32     $12,709.67
     9       $12,709.67   $  635.48    $13,345.15     $  177.49     $13,167.66
     10      $13,167.66   $  658.38    $13,826.04     $  183.89     $13,642.16
 ------------------------------------------------------------------------------
 Cumulative               $5,643.34                   $2,001.19

                                   * * * * *

This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus for future reference.

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AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

                                                                  SUP-0103-1007